Nature of Operations and Going Concern	12 Months Ended
Jan. 31, 2026
Nature of Operations and Going Concern
Nature of Operations and Going Concern

1. Nature of Operations and Going Concern

BetterLife Pharma Inc. (the “Company”) was incorporated in British Columbia under the Business Corporations Act on June 10, 2002 whose common shares are publicly traded on the Canadian Securities Exchange under the symbol “BETR” and on the OTCQB under the symbol “BETRF”. The Company is a biopharmaceutical company engaged in the development of patented pharmaceuticals.

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets and to meet its liabilities as they become due.

As at January 31, 2026, the Company has not earned any revenue and has an accumulated deficit of $120,091,493 (January 31, 2025 - $118,596,001). During the year ended January 31, 2026, the Company incurred a net loss of $1,512,918 (2025 - $3,621,884; 2024 - $2,898,510) and negative cash flows from operating activities of $615,505 (2025 - $2,021,752; 2024 - $2,472,410). As at January 31, 2026, the Company’s current liabilities exceeded its current assets by $6,459,206 (January 31, 2025 - $7,313,034).

To date, the Company has funded operations through equity offerings and debt financings. As the Company is pre-commercialization and has limited liquidity, it is exploring alternatives to address its limited liquidity, including potential merger or business combinations in addition to equity and debt financings. There can be no assurances that any of the explored alternatives would be successful.

The continued operations and future viability of the Company are dependent on the ability:

•	To raise cash flows from financing activities to cover operating losses and liabilities as they come due;

•	To negotiate flexible payment terms with suppliers; and

•	To cut costs to achieve its plans.

Management intends to continue to pursue additional financing through issuances of equity or debentures. There is no assurance that additional funding will be available on a timely basis or on terms acceptable to the Company. These events or conditions indicate that a material uncertainty exists that casts substantial doubt on the Company’s ability to continue as a going concern and ultimately on the appropriateness of the use of accounting policies applicable to a going concern. These consolidated financial statements do not reflect the adjustments or reclassifications of assets and liabilities which would be necessary if the Company were unable to continue its operations. Such adjustments could be material.

The head office and principal address of the Company is located at 1275 West 6th Avenue, #300, Vancouver, BC, Canada, V6H 1A6.